Investments - Debt Securities Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Amortized Cost
Due in 1 year or less	$ 1,994
Due after 1 year through 5 years	8,739
Due after 5 years through 10 years	12,212
Due after 10 years through 20 years	9,144
Due after 20 years	7,726
Total	48,357	$ 49,296
Allowance for Credit Loss
Due in 1 year or less	0
Due after 1 year through 5 years	3
Due after 5 years through 10 years	11
Due after 10 years through 20 years	3
Due after 20 years	0
Total	23	9
Gross Unrealized Gains
Due in 1 year or less	1
Due after 1 year through 5 years	14
Due after 5 years through 10 years	26
Due after 10 years through 20 years	46
Due after 20 years	1
Total	115	2,777
Gross Unrealized Losses
Due in 1 year or less	7
Due after 1 year through 5 years	431
Due after 5 years through 10 years	1,515
Due after 10 years through 20 years	1,655
Due after 20 years	2,014
Total	6,377	611
Fair Value
Due in 1 year or less	1,988
Due after 1 year through 5 years	8,319
Due after 5 years through 10 years	10,712
Due after 10 years through 20 years	7,532
Due after 20 years	5,713
Debt securities	42,072	51,453
Residential mortgage-backed
Amortized Cost
Without single maturity	498
Total	498	514
Allowance for Credit Loss
Without single maturity	6
Total	6	2
Gross Unrealized Gains
Without single maturity	19
Total	19	45
Gross Unrealized Losses
Without single maturity	59
Total	59	3
Fair Value
Without single maturity	452
Debt securities	452	554
Commercial mortgage-backed
Amortized Cost
Without single maturity	1,813
Total	1,813	1,960
Allowance for Credit Loss
Without single maturity	0
Total	0	0
Gross Unrealized Gains
Without single maturity	0
Total	0	75
Gross Unrealized Losses
Without single maturity	182
Total	182	6
Fair Value
Without single maturity	1,631
Debt securities	1,631	2,029
Other asset-backed securities
Amortized Cost
Without single maturity	6,231
Total	6,231	6,985
Allowance for Credit Loss
Without single maturity	0
Total	0	7
Gross Unrealized Gains
Without single maturity	8
Total	8	71
Gross Unrealized Losses
Without single maturity	514
Total	514	23
Fair Value
Without single maturity	5,725
Debt securities	$ 5,725	$ 7,026